Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement of comprehensive income [abstract]
Revenue	$ 69,823	$ 66,053
Operating expenses
Cost of goods sold	18,378	20,970
Other production-related costs	0	1,051
Amortization of other asset	4,882	4,881
Research and development expenses net of tax credits of $277 (2020 – $296)	28,274	18,019
Selling expenses	28,909	26,859
General and administrative expenses	14,616	12,230
Total operating expenses	95,059	84,010
Loss from operating activities	(25,236)	(17,957)
Finance income	195	717
Finance costs	(6,621)	(5,411)
Finance income cost	(6,426)	(4,694)
Loss before income taxes	(31,662)	(22,651)
Income taxes	(63)	(16)
Net loss	(31,725)	(22,667)
Items that may be reclassified to net profit (loss) in the future
Net change in fair value of financial assets at fair value through other comprehensive income (FVOCI)	(197)	14
Exchange differences on translation of foreign operations	634	(516)
Other comprehensive income that will be reclassified to profit or loss, net of tax	437	(502)
Total comprehensive loss	$ (31,288)	$ (23,169)
Loss per share
Basic and diluted	$ (0.34)	$ (0.29)